Share option	6 Months Ended
Jun. 30, 2026
Share option

20.	Share option

The Company adopted a share option scheme on July 17, 2023 (the “Share Option Scheme 2023”) to provide an incentive to the grantees by enabling them to participate in a future sale or listing of the Company, attract, motivate, and retain eligible participants, and align the interests of the grantees more closely with the shareholders of the Company and provide greater incentive for the grantees to focus on long-term goals of the Group.

On July 17, 2023, the Company granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of 7 December 2022 with no vesting period. According to the addition terms and conditions on the share option granted to the consultant, the share option is contingent upon the occurrence of a performance condition (i.e. the successful initial public offering), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment.

On February 1, 2024, the Group has granted 5,900,000 share options to certain employees of the Group under the Share Option Scheme 2023. The share options contain an exercise price of US$0.0001 per share option with an expiry date on February 29, 2024 and are vested on the same date of acceptance of the share options by employees. All share options have been exercised in February 2024.

According to the underwriting agreement, upon the exercise of the over-allotment option, the Group shall issue to the underwriter, and the underwriter shall purchase 262,228 ordinary shares of the Group, par value US$0.0005 per share, at a price to the public of US$4.00 per share, for total gross proceeds of US$1,048,912. The share option has been exercised in April 2025.

On 12 June 2023, the Group granted 1,397,600 ordinary shares to the investor upon the success of the IPO, at US$0.0001 per share for total consideration of US$139.76. The share award has been granted in April 2025.

Fair value of shares granted

The fair value of the 1,659,828 share options granted on April 7, 2025 were estimated using inputs which are considered as Level 1 in the fair value hierarchy. It was determined based on valuation performed by Crowe Horwath First Trust Appraisal Pte Ltd, an independent valuer who holds a recognized and relevant professional qualification in this field. The fair value of S$8,490,000 was measured based on market approach which the share option and share award were exercised as at the date of IPO. The Company has recognised the share-based payment expenses of S$Nil (2025: S$2,793,584) in the consolidated profit or loss under administrative expenses during the period.

Share option movement under the plan is presented in the table below:-

	(Unaudited) Six-month ended June 30, 2026 No. of shares	(Audited) December 31, 2025 No. of shares
At the beginning of the period/year	-	-
Granted	-	541,748
Exercised	-	(541,748)

At the end of the period/year	-	-

Exercisable at end of year	-	-